BMW Vehicle Lease Trust 2015-1

Collection Period Ending:	3/31/15
Previous Payment Date:	3/20/15
Current Payment Date:	4/20/15
Accrued Interest Days (30/360):  30
Accrued Interest Days (act/360):  31

Balances

	Initial	Beginning of Period	End of Period
Aggregate Securitization Value	$1,203,373,850.09	$1,149,562,118.71	$1,131,401,707.47
Aggregate Discounted ALG Residual Value	$732,981,152.95	$738,037,068.79	$738,999,401.02
Reserve Fund	$3,008,434.63	$3,008,434.63	$3,008,434.63

Notes
Class A-1 Notes	$164,000,000.00	$92,577,866.52	$68,736,597.99
Class A-2a Notes	$200,000,000.00	$200,000,000.00	$200,000,000.00
Class A-2b Notes	$200,000,000.00	$200,000,000.00	$200,000,000.00
Class A-3 Notes	$357,000,000.00	$357,000,000.00	$357,000,000.00
Class A-4 Notes	$79,000,000.00	$79,000,000.00	$79,000,000.00
	$1,000,000,000.00	$928,577,866.52	$904,736,597.99

Overcollateralization	$203,373,850.09		$226,665,109.48

Current Collection Period

Beginning Securitization Value	$1,149,562,118.71
Principal Reduction Amount	18,160,411.24
Ending Securitization Value	$1,131,401,707.47

First Priority Principal
Aggregate Outstanding Note Balance (Beginning of Period)	$928,577,866.52
Aggregate Securitization Value (End of Period)	$1,131,401,707.47
First Priority Principal Distribution Amount	-

Target Note Balance	$902,760,675.95
Target Overcollateralization Amount	$228,641,031.52
Target Overcollateralization Percentage	19.00%

Determination of Available Funds
Collections

Monthly Payments (net of Daily Advance Reimbursements)*	$20,527,461.76
Reallocation Payment	166,010.77
Sale Proceeds	208,339.12
Termination Proceeds	4,817,070.03
Recovery Proceeds	3,882.26
Total Collections	$25,722,763.94

Advances
Monthly Payment Advance	$1,547,986.83
Sales Proceeds Advance	-
Total Advances	$1,547,986.83
Optional Purchase Price	0.00
Net Investment Earnings on SUBI Collection Account	-
Total Available Funds	$27,270,750.77

Collection Account

Total Available Funds	$27,270,750.77
Withdrawals from SUBI Collection Account
Payment Date Advance Reimbursement	1,767,306.03
Servicing Fees	957,968.43
Note Distribution Account (Interest Due)	704,207.78
Note Distribution Account (First Priority Principal Distribution Amount)	-
Reserve Fund Deposit	-
Note Distribution Account (Regular Principal Distribution Amount)	23,841,268.53
Trustee Fees and Expenses not paid by Servicer	-
Certificate Distribution Account (any remaining payments)	-
Total Distributions from SUBI Collection Account	$27,270,750.77

Servicer Advance Amounts

Beginning Period Unreimbursed Servicer Advance	$1,974,347.07
Current Period Monthly Payment Advance	1,547,986.83
Current Period Sales Proceeds Advance	-
Current Reimbursement of Previous Servicer Advance	1,767,306.03
Ending Period Unreimbursed Previous Servicer Advances	$1,755,027.87

Note Distribution Account

Amount Deposited from the Collection Account	$24,545,476.31
Amount Deposited from the Reserve Fund	-
Amount Paid to Noteholders	$24,545,476.31

Distributions

Priority Principal
Aggregate Outstanding Note Principal	$928,577,866.52

Monthly Principal Distributable Amount	First Priority Principal	Current Payment	Total Payment	Ending Balance	Per $1,000	Note Factor

Class A-1 Notes	-	$23,841,268.53	$23,841,268.53	$68,736,597.99	145	0.42
Class A-2a Notes	-	-	-	$200,000,000.00	-	1.00
Class A-2b Notes	-	-	-	$200,000,000.00	-	1.00
Class A-3 Notes	-	-	-	$357,000,000.00	-	1.00
Class A-4 Notes	-	-	-	$79,000,000.00	-	1.00
	-	$23,841,268.53	$23,841,268.53	$904,736,597.99

Interest Distributable Amount		Interest Rate	Current Payment	Per $1,000

Class A-1 Notes		0.23000%	$18,335.56	0.11
Class A-2a Notes		0.86000%	$143,333.33	0.72
Class A-2b Notes		0.00000%	$85,422.22	0.43
Class A-3 Notes		1.24000%	$368,900.00	1.03
Class A-4 Notes		1.34000%	$88,216.67	1.12
			$704,207.78

Carryover Shortfalls

	Prior Period Carryover	Current Payment	Current Period Carryover

Class A-1 Interest Carryover Shortfall	-	-	-
Class A-2a Interest Carryover Shortfall	-	-	-
Class A-2b Interest Carryover Shortfall	-	-	-
Class A-3 Interest Carryover Shortfall	-	-	-
Class A-4 Interest Carryover Shortfall	-	-	-

Reserve Fund

Beginning Period Required Amount	$3,008,434.63
Beginning Period Amount	3,008,434.63
Current Period Deposit	-
Net Investment Earnings	255.52
Reserve Fund Draw Amount	-
Release to Certificateholder	255.52
Ending Period Required Amount	3,008,434.63
Ending Period Amount	$3,008,434.63

Pool Characteristics

	Initial	End of Period
Number of Specified Leases	31,256	30,813
Weighted Average Remaining Term	26.00	22.94
Weighted Average Original Term	35.00	35.84
Weighted Average Seasoning	9.00	12.90

	Units	Securitization Value

Early Terminations	126	$4,219,349.85
Scheduled Terminations	2	$64,898.66

	Beginning	Current Period	Cumulative	Cumulative Percent
Credit Losses	-	733.12	$733.12	0.00%

Residual Value Losses	Beginning	Current Period	Cumulative
Sales and Termination Proceeds	$11,359,647.41	$4,507,094.01	$15,866,741.42
ALG Residual Values	7,132,014.45	3,006,863.02	10,138,877.47
Residual Value Loss / (Gain)	$(4,227,632.96)	$(1,500,230.99)	$(5,727,863.95)

Delinquencies	Units	Securitization Value	Percentage
31-60 Days Delinquent	34	$1,289,523.19	0.11%
61-90 Days Delinquent	8	299,949.12	0.03%
91-120 Days Delinquent	0	0.00	0.00%
121 - 150 Days Delinquent	1	41,326.15	0.00%
151 Days or More Delinquent	0	0.00	0.00%

Total 30+ Day Delinquent	43	$1,630,798.47	0.14%

* Includes Pull Ahead amounts